CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock [Member] Common Shares	Common Stock [Member] B Ordinary Shares	Additional Paid-in Capital	Subscription Receivable	Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2018	$ 85	$ 67	$ 94,231	$ (1,004)	$ 1,244	$ (62,871)	$ 31,752
Balance at beginning of period (shares) at Dec. 31, 2018	5,966,458	5,296,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants to purchase ordinary shares			85				85
Exercise of warrants to purchase ordinary shares (in Shares)	12,890
Issuance of ordinary shares	$ 1		(1)
Issuance of ordinary shares (shares)	48,780
Unrealized gain (loss) on foreign currency translation					1,017		1,017
Net loss						(29,024)	(29,024)
Balance at end of period at Dec. 31, 2019	$ 86	$ 67	94,315	(1,004)	2,261	(91,895)	3,830
Balance at end of period (shares) at Dec. 31, 2019	6,028,128	5,296,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds received to settle unpaid B ordinary shares				1,004			1,004
Unrealized gain (loss) on foreign currency translation					(359)		(359)
Net loss						(5,523)	(5,523)
Balance at end of period at Mar. 31, 2020	$ 86	$ 67	94,315		1,902	(97,418)	(1,048)
Balance at end of period (shares) at Mar. 31, 2020	6,028,128	5,296,549
Balance at beginning of period at Dec. 31, 2019	$ 86	$ 67	94,315	(1,004)	2,261	(91,895)	3,830
Balance at beginning of period (shares) at Dec. 31, 2019	6,028,128	5,296,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized gain (loss) on foreign currency translation							(583)
Net loss							(22,885)
Balance at end of period at Sep. 30, 2020	$ 86	$ 67	94,315		1,678	(114,780)	(18,634)
Balance at end of period (shares) at Sep. 30, 2020	6,028,128	5,296,549
Balance at beginning of period at Dec. 31, 2019	$ 86	$ 67	94,315	(1,004)	2,261	(91,895)	$ 3,830
Balance at beginning of period (shares) at Dec. 31, 2019	6,028,128	5,296,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares (shares)							55,744
Proceeds received to settle unpaid B ordinary shares				$ 1,004			$ 1,004
Debt discount related to beneficial conversion feature of convertible loans			9,089				9,089
Conversion of advanced subscription into ordinary shares	$ 1		1,395				1,396
Conversion of advanced subscription into ordinary shares (in Shares)	55,744
Unrealized gain (loss) on foreign currency translation					(2,220)		(2,220)
Net loss						(54,875)	(54,875)
Balance at end of period at Dec. 31, 2020	$ 87	$ 67	104,799		41	(146,770)	(41,776)
Balance at end of period (shares) at Dec. 31, 2020	6,083,872	5,296,549
Balance at beginning of period at Mar. 31, 2020	$ 86	$ 67	94,315		1,902	(97,418)	(1,048)
Balance at beginning of period (shares) at Mar. 31, 2020	6,028,128	5,296,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized gain (loss) on foreign currency translation					14		14
Net loss						(6,660)	(6,660)
Balance at end of period at Jun. 30, 2020	$ 86	$ 67	94,315		1,916	(104,078)	(7,694)
Balance at end of period (shares) at Jun. 30, 2020	6,028,128	5,296,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized gain (loss) on foreign currency translation					(238)		(238)
Net loss						(10,702)	(10,702)
Balance at end of period at Sep. 30, 2020	$ 86	$ 67	94,315		1,678	(114,780)	(18,634)
Balance at end of period (shares) at Sep. 30, 2020	6,028,128	5,296,549
Balance at end of period at Sep. 30, 2020	$ 86	$ 67	94,315		1,678	(114,780)	(18,634)
Balance at end of period (shares) at Sep. 30, 2020	6,028,128	5,296,549
Balance at end of period at Dec. 31, 2020	$ 87	$ 67	104,799		41	(146,770)	(41,776)
Balance at end of period (shares) at Dec. 31, 2020	6,083,872	5,296,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Debt discount related to beneficial conversion feature of convertible loans			16,961				16,961
Unrealized gain (loss) on foreign currency translation					(324)		(324)
Net loss						(79,433)	(79,433)
Balance at end of period at Mar. 31, 2021	$ 87	$ 67	121,760		(283)	(226,203)	(104,572)
Balance at end of period (shares) at Mar. 31, 2021	6,083,872	5,296,549
Balance at beginning of period at Dec. 31, 2020	$ 87	$ 67	104,799		41	(146,770)	(41,776)
Balance at beginning of period (shares) at Dec. 31, 2020	6,083,872	5,296,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized gain (loss) on foreign currency translation							4,026
Net loss							(161,908)
Balance at end of period at Sep. 30, 2021	$ 89	$ 70	146,768		4,067	(308,678)	(157,684)
Balance at end of period (shares) at Sep. 30, 2021	6,232,305	5,476,837
Balance at beginning of period at Mar. 31, 2021	$ 87	$ 67	121,760		(283)	(226,203)	(104,572)
Balance at beginning of period (shares) at Mar. 31, 2021	6,083,872	5,296,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Debt discount related to beneficial conversion feature of convertible loans			10,263				10,263
Unrealized gain (loss) on foreign currency translation					759		759
Net loss						(56,825)	(56,825)
Balance at end of period at Jun. 30, 2021	$ 87	$ 67	132,023		476	(283,028)	(150,375)
Balance at end of period (shares) at Jun. 30, 2021	6,083,872	5,296,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of advanced subscription into ordinary shares	$ 2	$ 3	14,745				14,750
Conversion of advanced subscription into ordinary shares (in Shares)	148,433	180,288
Unrealized gain (loss) on foreign currency translation					3,591		3,591
Net loss						(25,650)	(25,650)
Balance at end of period at Sep. 30, 2021	$ 89	$ 70	$ 146,768		$ 4,067	$ (308,678)	$ (157,684)
Balance at end of period (shares) at Sep. 30, 2021	6,232,305	5,476,837